Goodwill	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Goodwill	GOODWILL

($ millions)	2023	2022
Goodwill, beginning of year	203.9	211.5
Hammerhead acquisition	72.6	—
Saskatchewan Viking asset disposition	—	(6.8)
Other dispositions	(0.6)	(0.8)
Goodwill, end of year	275.9	203.9
In the year ended December 31, 2023, the Company recognized $72.6 million of goodwill associated with the Hammerhead acquisition, primarily due to the deferred tax liability. See Note 8 - "Capital Acquisitions and Dispositions" for additional information. Goodwill has been assigned to the Canadian operating segment.
Impairment test of goodwill
The impairment tests of goodwill compared the recoverable amount of the Company's PP&E and E&E to the carrying amount of the combined PP&E, E&E and goodwill at December 31, 2023 and December 31, 2022. The recoverable amount of the Company's PP&E and E&E was estimated using independent reserve evaluator forecast benchmark commodity prices, proved plus probable oil and gas reserve estimates and management's estimate of the fair market value of undeveloped land. As a result of these tests, the Company concluded that the estimated recoverable amounts exceeded the carrying amounts and no impairments were recorded.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of goodwill at December 31, 2023:

	2024 (1)	2025	2026	2027	2028	2029	2030	2031	2032	2033	2034 (3)
WTI ($US/bbl) (2)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.74	87.46	89.21
Exchange Rate ($US/$Cdn)	0.752	0.752	0.755	0.755	0.755	0.755	0.755	0.755	0.755	0.755	0.755
WTI ($Cdn/bbl)	97.97	99.71	100.85	102.86	104.93	107.02	109.17	111.34	113.56	115.84	118.16
AECO ($Cdn/mmbtu) (2)	2.20	3.37	4.05	4.13	4.21	4.30	4.38	4.47	4.56	4.65	4.74
(1)Effective January 1, 2024.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2034 to the end of the reserve life. Exchange rates are assumed to be constant at 0.755.